POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Post-employment amounts
The table below outlines where the Company’s post-employment amounts and activity are included in the financial statements:

For the years ended December 31	2019	2018
Balance sheet obligations for:
Defined pension benefits	$39	$36
Other post-retirement benefits	4	6
Liability in the balance sheet	$43	$42
Income statement charge included income statement for:
Defined pension benefits	$1	$1
Other post-retirement benefits	—	—
	$1	$1
Measurements for:
Defined pension benefits	($5)	($4)
Other post-retirement benefits	2	—
	($3)	($4)
The weighted average duration of the defined benefit obligation is 9 years (2018: 14 years).

	Less than a year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
Pension benefits	$7	$7	$22	$139	$175
Other post-retirement benefits	1	1	2	5	9
At December 31, 2018	$8	$8	$24	$144	$184
Pension benefits	27	7	20	95	149
Other post-retirement benefits	—	—	1	3	4
At December 31, 2019	$27	$7	$21	$98	$153
The amounts recognized in the balance sheet are determined as follows:

For the years ended December 31	2019	2018
Present value of funded obligations	$69	$57
Fair value of plan assets	(76)	(65)
(Surplus) deficit of funded plans	($7)	($8)
Present value of unfunded obligations	46	44
Total deficit of defined benefit pension plans	$39	$36
Impact of minimum funding requirement/asset ceiling	—	—
Liability in the balance sheet	$39	$36

Significant actuarial assumptions
The significant actuarial assumptions were as follows:

As at December 31	Pension Plans 2019	Other Post-Retirement Benefits 2019	Pension Plans 2018	Other Post-Retirement Benefits 2018
Discount rate	2.50%-3.30%	3.35%	3.75-4.65%	4.45%